Accounts Payable and Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Trade accounts payable	$ 679	$ 696
Gas and fuel cost payable	281	146
Customer and other deposits	267	204
Interest payable	230	223
Accrued taxes other than income taxes	206	178
Dividends payable	199	185
Employee compensation and benefits payable	193	184
Fair value of derivatives (Note 28)	69	71
Manufactured gas plant site remediation (Note 18)	32	35
Defined benefit pension and OPEB liabilities (Note 25)	25	22
Other	108	109
Accounts payable and other current liabilities	$ 2,289	$ 2,053